Shareholders' equity - (DSU) plan (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2019 USD ($)
Changes in number of Deferred share unit (DSU):
Balance of DSU liability, included in Trade and other payables	$ 761,000		$ 1,772,000		$ 761,000	$ 1,772,000	$ 489,000
Value of DSUs in prepaid expenses and other assets (note 8 (b) (iii))		$ 73,000		$ 74,000
Deferred share unit (DSU) plan
Share-based payments
Threshold number of days, for calculation of volume weighted average trading price	5 days	5 days
Threshold number of days, for calculation of weighted average share price for redemption	5 days	5 days
Changes in number of Deferred share unit (DSU):
Balance, beginning of year		234,633		181,352
Units granted (1)	18,395,000	18,395	53,281,000	53,281
Balance, end of year	253,028			234,633
Weighted average fair value per unit granted | (per share)	$ 14.51	$ 1,139	$ 5.12	$ 3.94
Stock-based compensation expense related to DSU plan	$ (993,000)		$ 1,209,000
Value of DSUs in prepaid expenses and other assets (note 8 (b) (iii))	73,000		74,000
Deferred share unit (DSU) plan | Research and development expenses
Changes in number of Deferred share unit (DSU):
Stock-based compensation expense related to DSU plan	(2,000)		2,000
Deferred share unit (DSU) plan | General and administrative expenses
Changes in number of Deferred share unit (DSU):
Stock-based compensation expense related to DSU plan	$ (991,000)		$ 1,207,000